Debt And Lines Of Credit Debt and Lines of Credit (Summary of Long-Term Debt Footnotes) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2007
Debt Instrument [Line Items]
Long-term debt				$ 2,140
Debt Instrument, Fair Value Disclosure		$ 12,000	$ 9,900
Variable Rate [Domain]
Debt Instrument [Line Items]
Debt instrument, interest rate during period		2.20%	2.90%
Long-term debt	[1]	$ 763	$ 438
Environmental and industrial development bonds – due 2016 – 2035 (b)
Debt Instrument [Line Items]
Debt instrument, interest rate during period		5.92%	5.80%
Long-term debt	[2]	$ 681	$ 594
Short-term notes (c)
Debt Instrument [Line Items]
Debt instrument, interest rate during period			2.20%
Foreign Corporate Debt Securities [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate during period			2.20%
Long-term debt			$ 5
Other (d)
Debt Instrument [Line Items]
Long-term debt	[3]	4	11
Interest Rate Swap Unwind [Member] | Other (d)
Debt Instrument [Line Items]
Deferred gain (loss) on discontinuation of interest rate fair value hedge		$ 2	$ 8

[1]	The weighted average interest rate on these notes was 2.2% in 2016 and 2.9% in 2015.
[2]	The weighted average interest rate on these bonds was 5.9% in 2016 and 5.8% in 2015.
[3]	Includes $2 million at December 31, 2016 and $8 million at December 31, 2015 related to the unamortized gain on interest rate swap unwinds (see Note 14 Derivatives and Hedging Instruments)